FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 7,190	$ 3,805
Recurring fair value measurement | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	222	335
Financial liabilities	30	0
Recurring fair value measurement | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	116	65
Financial liabilities	65	32
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	257	108	$ 8
Financial liabilities	64	0
Recurring fair value measurement | Derivative assets/liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	65	32
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Recurring fair value measurement | Other financial liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	64	0
Recurring fair value measurement | Common shares | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	207	192
Recurring fair value measurement | Common shares | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Common shares | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Corporate bonds | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	143
Recurring fair value measurement | Corporate bonds | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Corporate bonds | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Accounts receivable | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Accounts receivable | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	50	42
Recurring fair value measurement | Accounts receivable | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Loans and notes receivable | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Loans and notes receivable | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Loans and notes receivable | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1	8
Recurring fair value measurement | Derivative assets/liabilities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	15	0
Recurring fair value measurement | Derivative assets/liabilities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	23
Recurring fair value measurement | Derivative assets/liabilities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	34	9
Recurring fair value measurement | Other financial assets | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Recurring fair value measurement | Other financial assets | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 222	$ 91